INTANGIBLE ASSETS (Details) (Rights [Member], USD $)	Jun. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Rights [Member]
Land use rights	$ 186,432	$ 185,614	$ 181,156
Less: Accumulated amortization	31,693	27,594	24,060
Total	$ 154,739	$ 158,020	$ 157,096